Derivatives - Summary of Detailed Information about Hedging Instruments (Detail) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Interest rate contracts [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional		28	32
Assets		€ 0	€ 0
Liabilities		3	3
Changes in fair value used for calculating hedge ineffectiveness	[1]	€ 0	€ 2
Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional		3,770	5,352
Assets		€ 9	€ 12
Liabilities		833	1,092
Changes in fair value used for calculating hedge ineffectiveness	[1]	€ 134	€ (106)
Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional		8	9
Assets		€ 4	€ 3
Liabilities		0	0
Changes in fair value used for calculating hedge ineffectiveness	[1]	€ 1	€ (1)
Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional		1,456	1,202
Assets		€ 81	€ 124
Liabilities		36	8
Changes in fair value used for calculating hedge ineffectiveness	[1]	€ (59)	€ 15
Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional		760	27
Assets		€ 2	€ 26
Liabilities		0	2
Changes in fair value used for calculating hedge ineffectiveness	[1]	€ 0	€ 0

[1]	Changes in fair value used for calculating hedge ineffectiveness.